Annual Total Returns - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor International Value Fund - Class A
Bar Chart Table:
Annual Return 2012	19.54%
Annual Return 2013	22.05%
Annual Return 2014	(7.91%)
Annual Return 2015	0.70%
Annual Return 2016	(1.93%)
Annual Return 2017	19.30%
Annual Return 2018	(17.42%)
Annual Return 2019	18.43%
Annual Return 2020	2.95%
Annual Return 2021	14.62%